Short-Term Borrowings - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short Term Debt [Line Items]
Short-term borrowings	$ 2,480	$ 6,093
Short-term borrowings, weighted-average interest rate	1.86%	1.89%
Unused lines of credit available for borrowing	$ 17,000	$ 12,900
Maximum
Short Term Debt [Line Items]
Short-term borrowings, annual interest rate	2.13%	1.90%
Minimum
Short Term Debt [Line Items]
Short-term borrowings, annual interest rate	1.70%	1.81%
Maturity Date One
Short Term Debt [Line Items]
Short-term borrowings, maturity date	2017-01	2016-01
Maturity Date Two
Short Term Debt [Line Items]
Short-term borrowings, maturity date	2017-05	2016-02
Maturity Date Three
Short Term Debt [Line Items]
Short-term borrowings, maturity date		2016-05